Subsequent Event	12 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT
17.	SUBSEQUENT EVENT

On August 2, 2022, Bit Brother New York Inc. (“BTB NY”), a subsidiary of Bit Brother Limited (the “Company”), entered into a plant lease (the “Lease”) with Petawatt Properties LLC (“Petawatt”) for approximately 220,000 square feet of space located at 695 West End Avenue, Carthage, County of Jefferson, New York (the “Plant”), having a 10 year term beginning on September 1, 2022 and ending on August 31, 2032 with an annual rental rate of US$1 million. Pursuant to the terms of the Lease, BTB NY paid a deposit (the “Deposit”) of US$100,000 and deposited US$3,900,000 (the “Escrow Amount”) as the first four years of rent, minus the Deposit, into an escrow account subject to an escrow agreement between BTB NY, Petawatt and an escrow agent dated of the same date. The rent shall be payable to Petawatt on August 1 for each year of the lease term.

The Plant is currently capable of hosting 12.5 megawatts of renewable or carbon neutral energy for BTB NY’s computer equipment, and can house BTB NY’s miners and equipment in containers outside the Plant. Pursuant to the terms of the Lease, Petawatt shall assist BTB NY in entering into supply agreements for an aggregate of 62.5 megawatts to be delivered to the Plant (the “Supply Agreements”), at a price not to exceed an average of $50 per megawatt, and on terms reasonably satisfactory to BTB NY.

In the event that (i) the first 12.5 megawatts of renewable or carbon neutral power is not available to BTB NY on or before October 1, 2022, (ii) the Supply Agreements are not executed before September 1, 2022, (iii) Petawatt is unable to deliver an amended certificate of occupancy for the Plant that shall permit use of the Plant for a supercomputer center in the name of BTB NY before September 1, 2022, or (iv) Petawatt is unable to deliver the Plant to BTB NY in a condition which is in compliance with all applicable laws, rules and regulations, BTB NY shall have the right to terminate the Lease and Petawatt shall immediately refund to BTB NY the Escrow Amount.

Petawatt was unable to deliver the Supply Agreements on terms reasonably satisfactory to BTB NY by September 1, 2022, and as a result BTB NY terminated the Lease Agreement with Petawatt on September 1, 2022, and the Escrow Amount has been fully refunded to BTB NY.